Asset impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Impairment Charges [Abstract]
Flight equipment held for operating leases (Note 5)	$ 986,559	$ 69,383	$ 39,318
Goodwill (Note 7)	58,094	0	0
Flight equipment held for sale	5,483	766	4,868
Maintenance rights and other	36,847	0	0
Asset impairment	$ 1,086,983	$ 70,149	$ 44,186